EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Details)		Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		100.00%
JYADK [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		33.00%	33.00%
BPMC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		25.00%	25.00%
PTC [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[1]	59.51%	45.00%
Suzhou Chorus Medical Technologies Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		36.00%	36.00%
Global Oncology [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		46.90%	46.90%

[1]	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 (US$32,291) in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063(US$4,641) in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A. In accordance with PTC GP Management LLC's regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC. According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group's share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a profit of RMB13,911 and a loss of RMB5,572(US$879) for the years ended December 31, 2014 and 2015 respectively. Total cash distribution received by the Group from PTC was RMB18,812 and RMB24,316(US$3,754) for the years ended December 31, 2014 and 2015, respectively. The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 (US$5,280) on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life.